FLOW-THROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 341	$ 0
Liability incurred on flow-through shares issued May 16, 2019	0	475
Liability incurred for flow-through shares issued February 14, 2020	300	0
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(641)	(430)
Liability incurred on flow-through shares issued December 18, 2019	0	296
Ending balance	0	341
February 14, 2020
Statement Line Items [Line Items]
Beginning balance	0	0
Liability incurred on flow-through shares issued May 16, 2019	0	0
Liability incurred for flow-through shares issued February 14, 2020	300	0
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(300)	0
Liability incurred on flow-through shares issued December 18, 2019	0	0
Ending balance	0	0
December 18, 2019
Statement Line Items [Line Items]
Beginning balance	296	0
Liability incurred on flow-through shares issued May 16, 2019	0	0
Liability incurred for flow-through shares issued February 14, 2020	0	0
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(296)	0
Liability incurred on flow-through shares issued December 18, 2019	0	296
Ending balance	0	296
May 16, 2019
Statement Line Items [Line Items]
Beginning balance	45	0
Liability incurred on flow-through shares issued May 16, 2019	0	475
Liability incurred for flow-through shares issued February 14, 2020	0	0
Settlement of flow-through share premium liability upon incurring incurring elegible expenditures	(45)	(430)
Liability incurred on flow-through shares issued December 18, 2019	0	0
Ending balance	$ 0	$ 45